Document and Entity Information	May 19, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000018926
Document Type	8-K
Document Period End Date	May 19, 2021
Entity Registrant Name	Lumen Technologies, Inc.
Entity Incorporation State Country Code	LA
Entity File Number	001-7784
Entity Tax Identification Number	72-0651161
Entity Address, Address Line One	100 CenturyLink Drive
Entity Address, City or Town	Monroe
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71203
City Area Code	(318)
Local Phone Number	388-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1.00 per share
Trading Symbol	LUMN
Security Exchange Name	NYSE
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Security Exchange Name	NYSE